Property, Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Schedule of property, plant and equipment

		Plant,
	Land and	machinery	Dunnage
	buildings	and other	and other	Total
	$’m	$’m	$’m	$’m
Cost
At January 1, 2021	386	1,298	126	1,810
Additions	74	744	21	839
Acquisition	1	7	—	8
Disposals	(7)	(11)	(5)	(23)
Exchange	(15)	(48)	(4)	(67)
At December 31, 2021	439	1,990	138	2,567
Depreciation
At January 1, 2021	(112)	(410)	(56)	(578)
Charge for the year	(47)	(129)	(16)	(192)
Disposals	5	11	4	20
Exchange	6	16	3	25
At December 31, 2021	(148)	(512)	(65)	(725)
Net book value
At December 31, 2021	291	1,478	73	1,842
Cost
At January 1, 2022	439	1,990	138	2,567
Additions	266	506	52	824
Disposals	(17)	(30)	(2)	(49)
Exchange	(15)	(56)	(5)	(76)
At December 31, 2022	673	2,410	183	3,266
Depreciation
At January 1, 2022	(148)	(512)	(65)	(725)
Charge for the year	(57)	(139)	(25)	(221)
Disposals	14	28	2	44
Exchange	6	16	4	26
At December 31, 2022	(185)	(607)	(84)	(876)
Net book value
At December 31, 2022	488	1,803	99	2,390

Schedule of right-of use assets

		Plant,	Dunnage
	Land and	machinery	and
	buildings	and other	other	Total
Net book value At December 31,	$’m	$’m	$’m	$’m
2022	126	164	37	327
2021	71	67	41	179

Schedule of capital commitments

	At December 31,
	2022	2021	2020
	$’m	$’m	$’m
Contracted for	303	452	115
Not contracted for	98	181	218
	401	633	333